ADVANCES FROM CLIENTS (Tables)	12 Months Ended
Dec. 31, 2022
ADVANCES FROM CLIENTS
Schedule of advances from clients

	12/31/2022	12/31/2021
Current
PROINFA (a)	921,597	1,043,978
PROCEL (b)	564,625	326,968
Advance Payments from Customers (c)	166,900	89,509
	1,653,122	1,460,455
Non-current
Advance Payments from Customers (c)	213,921	186,348
	213,921	186,348

	1,867,043	1,646,803